CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 67,000	$ 27,000	$ 21,000
Accounts receivable	951,000	730,000	966,000
Inventories	1,091,000	890,000	1,339,000
Prepaid expenses	10,000	107,000	630,000
TOTAL CURRENT ASSETS	2,119,000	1,754,000	2,956,000
Property and equipment, net	186,000	154,000	358,000
Right-of-use assets	180,000	567,000	1,133,000
Other noncurrent assets	250,000	270,000	270,000
TOTAL ASSETS	2,735,000	2,745,000	4,717,000
CURRENT LIABILITIES
Accounts payable, accrued expenses and other current liabilities	1,504,000	1,376,000	1,583,000
Dividends payable			2,667,000
Lawsuit liability	1,148,000	1,122,000	1,066,000
Operating lease liability, current	201,000	581,000	619,000
Related party notes and advances payable	7,181,000	5,185,000	2,472,000
TOTAL CURRENT LIABILITIES	10,034,000	8,264,000	8,407,000
LONG TERM LIABILITIES
Operating lease liability, non-current		50,000	631,000
Other long term liabilities	131,000	163,000	105,000
TOTAL LIABILITIES	10,165,000	8,477,000	9,143,000
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Preferred stock series A subject to possible redemption, 50,000,000 shares authorized: 25,000 issued and outstanding at stated redemption value of $1,000 per share as of December 31, 2024, December 31, 2023, respectively	25,000,000	25,000,000	25,000,000
STOCKHOLDERS’ DEFICIT:
Common Stock, par value $0.001 a share; 2,000,000,000 shares authorized as of December 31, 2024 and December 31, 2023: 183,949,923 shares issued and outstanding on December 31, 2024, and 183,941,422 as of December 31, 2023, respectively	184,000	184,000	184,000
Additional paid-in capital	16,174,000	16,171,000	13,504,000
Accumulated deficit	(48,788,000)	(47,087,000)	(43,114,000)
TOTAL STOCKHOLDERS’ DEFICIT	(32,430,000)	(30,732,000)	(29,426,000)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	$ 2,735,000	$ 2,745,000	$ 4,717,000